Right-of-use asset and lease liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Right-of-use asset
Balance at the beginning	$ 204
Additions to right of use assets		$ 205
Depreciation	179	119
Balance at the end	501	204
Cost
Right-of-use asset
Balance at the beginning	326	114
Additions to right of use assets	535	204
Currency translation adjustment (note 2 (c))		8
Derecognition due to lease modification	(59)
Balance at the end	802	326
Accumulated amortization
Right-of-use asset
Balance at the beginning	(122)
Currency translation adjustment (note 2 (c))		(2)
Depreciation	(179)	120
Balance at the end	$ (301)	(122)
IFRS Adjustment
Right-of-use asset
Balance at the beginning		$ 114